Borrowings - Additional Information (Detail)		1 Months Ended				12 Months Ended
	Dec. 19, 2022 EUR (€) interest_cap	Dec. 31, 2023 EUR (€) interest_cap	Oct. 31, 2023 EUR (€)	Jun. 30, 2023 EUR (€)	Dec. 31, 2022 EUR (€) associate interest_cap loan	Dec. 31, 2023 EUR (€) associate interest_cap	Dec. 31, 2022 EUR (€) interest_cap loan	Dec. 31, 2021 EUR (€)	Jul. 28, 2022 EUR (€)	Dec. 31, 2019 loan	May 31, 2019 EUR (€)
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities						€ 0	€ 23,403,000	€ 0
Proceeds from borrowings						82,400,000	159,210,000	44,315,000
Other changes						(84,000)	4,820,000
Transaction fees							10,705,000
Interest paid						9,407,000	7,242,000
Current interest payable		€ 13,019,000			€ 564,000	13,019,000	564,000
Payments for debt issue costs						1,080,000	205,000
Trade and other current payables						56,000	1,037,000
Interest payable		€ 23,364,000			€ 13,871,000	€ 23,364,000	€ 13,871,000
Interest Rate Cap | Interest rate risk
Disclosure of detailed information about borrowings [line items]
Derivative instrument mitigation risk percentage	67.00%	65.00%			65.00%	65.00%	65.00%
Interest Rate Cap
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 240,500,000				€ 181,487,000		€ 181,487,000
Number of derivative instruments | interest_cap	2	2			2	2	2
Senior debt
Disclosure of detailed information about borrowings [line items]
Notional amount									€ 120,000,000		€ 120,000,000
Percentage of commitment fee per year equal to the applicable margin (percent)							35.00%
Commitment fee rate (percent)							1.75%
Interest rate					5.00%		5.00%
Increasing total existing available facility									€ 50,000,000
Borrowings, loss on modification							€ 1,730,000
Loss on extinguishment of debt						€ 2,832,000
Other changes						€ 0	4,054,000
Transaction fees							1,505,000
Renewed facility
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 400,000,000
Percentage of commitment fee per year equal to the applicable margin (percent)						35.00%
Commitment fee rate (percent)						1.365%
Interest rate		3.90%				3.90%
Increasing total existing available facility	230,000,000
Commitment fee payment period						42 months
Number of drawdowns | associate					2	2
Proceeds from borrowings		€ 39,000,000		€ 43,400,000	€ 279,210,000
Other changes						€ (87,000)	(977,000)
Transaction fees						624,000	9,200,000
Renewed facility | Financing And Refinancing Capital Expenditures
Disclosure of detailed information about borrowings [line items]
Notional amount	200,000,000
Renewed facility | Issuance Of Guarantees And Letters Of Credit
Disclosure of detailed information about borrowings [line items]
Notional amount	30,000,000
Proceeds from borrowings			€ 12,500,000
Senior Debt Bank Facility
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities	170,000,000
Renewed facility
Disclosure of detailed information about borrowings [line items]
Borrowing costs incurred						624,000	11,657,000	517,000
Renewed facility | More than one year
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities		8,390,000			€ 120,790,000	8,390,000	€ 120,790,000
Renewed facility | Interest Rate Cap | Interest rate risk
Disclosure of detailed information about borrowings [line items]
Derivative instrument mitigation risk percentage					85.00%		85.00%
Renewed facility | Issuance Of Guarantees And Letters Of Credit
Disclosure of detailed information about borrowings [line items]
Notional amount	€ 30,000,000
Shareholder loans
Disclosure of detailed information about borrowings [line items]
Number of loans | loan					2		2			6
Interest expense on borrowings							€ 1,738,000	€ 8,162,000
Other changes						0	1,738,000
Shareholder loans
Disclosure of detailed information about borrowings [line items]
Repayments of borrowings, classified as financing activities							23,403,000
Interest expense on borrowings							5,000
Other changes						0	€ 5,000
Guarantee Facility | More than one year
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities		€ 17,500,000				€ 17,500,000